FIXED ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Restructuring Cost and Reserve [Line Items]
Vehicle net book value	$ 4,574
Proceeds on disposal of fixed assets	21,000
Gain on disposal of fixed assets	16,426
Loans payable related party	54,179	0
Robotic Assistance Devices LLC [Member]
Restructuring Cost and Reserve [Line Items]
Additions to fixed assets	22,165	258,402
Assets transfers from inventory	125,340	52,471
Loans payable related party	21,000
Depreciation expense	$ 190,747	$ 132,937